TRANSACTIONS WITH QUESTEX AND NEWMONT CORPORATION	12 Months Ended
Dec. 31, 2023
TRANSACTIONS WITH QUESTEX AND NEWMONT CORPORATION
TRANSACTIONS WITH QUESTEX AND NEWMONT CORPORATION
9.	TRANSACTIONS WITH QUESTEX AND NEWMONT CORPORATION

QuestEx was an exploration company with mineral properties located in the Golden Triangle and Toodoggone area of British Columbia and its exploration projects included KSP, Kingpin, Sofia, Heart Peaks, Castle, Moat, Coyote, and North ROK. On June 1, 2022, the Company acquired all of the issued and outstanding common shares of QuestEx, pursuant to a court approved plan of arrangement for $0.65 cash (the “Cash Consideration”) and 0.0367 of a Skeena common share for each QuestEx common share outstanding at closing. Skeena replacement options and warrants were also issued to the holders of QuestEx options and warrants.

The QuestEx Transaction has been accounted for as an asset acquisition, as QuestEx did not meet the definition of a business under the parameters of IFRS 3, Business Combinations.

The following summarizes the consideration paid and allocation to the net assets acquired from QuestEx at closing:

Consideration paid	Note	Number of Shares Issued	Amount
Cash paid	(i)	—	$18,749
Shares issued	(ii)	1,058,597	9,178
Promissory note issued to Newmont	(iii)	—	6,257
Replacement Options	(iv)	—	267
Replacement Warrants	(v)	—	61
QuestEx shares held by Skeena prior to QuestEx Transaction (Note 8)	(vi)	—	5,499
Transaction costs	(vii)	23,956	1,239
Total		1,082,553	$41,250

Net assets (liabilities) acquired	Amount
Cash	$5,037
Marketable securities	253
Receivables	74
Prepaid expenses	43
Reclamation deposits	225
Exploration and evaluation assets	38,718
Accounts payable and accrued liabilities	(2,191)
Flow-through share premium liability	(909)
Total	$41,250

(i)	Cash paid was based upon acquiring 28,844,947 outstanding common shares of QuestEx at June 1, 2022, which excludes QuestEx common shares held by Skeena and Newmont at June 1, 2022 per (vi) and (iii) below, respectively.

9.	TRANSACTIONS WITH QUESTEX AND NEWMONT CORPORATION (continued)
(ii)	The number of Skeena common shares issued was based upon acquiring 28,844,947 outstanding common shares of QuestEx at June 1, 2022, which excludes QuestEx common shares held by Skeena and

Newmont at June 1, 2022 per (vi) and (iii) below. The value of the share consideration was based on the market price of Skeena’s common shares on the TSX at the closing of the QuestEx Transaction.

(iii)	The Company issued a promissory note to Newmont in lieu of the cash and share consideration payable relating to QuestEx common shares held by Newmont (the “Promissory Note”). The Promissory Note did not bear any interest and was applied against the consideration due from Newmont pursuant to the Newmont Transaction.
(iv)	Skeena granted 77,158 replacement options based upon 2,102,676 outstanding options of QuestEx at June 1, 2022 (the “Replacement Options”). The Replacement Options vested immediately and have expiry dates between June 6, 2022 and December 21, 2026. The Replacement Options were valued using Black-Scholes option pricing model with the following weighted average inputs: expected life of 2.7 years, annualized volatility of 60%, dividend rate of 0% and risk-free interest rate of 2.78%.
(v)	Skeena issued 150,691 replacement warrants based upon 4,107,557 outstanding warrants of QuestEx at June 1, 2022 (the “Replacement Warrants”). The Replacement Warrants vested immediately and had expiry dates between August 20, 2022 and April 15, 2023. The Replacement Warrants were valued using Black-Scholes option pricing model with the following weighted average inputs: expected life of 0.3 years, annualized volatility of 35%, dividend rate of 0% and risk-free interest rate of 2.74%.
(vi)	As at June 1, 2022, Skeena held 5,668,642 common shares of QuestEx with a fair market value of $5,499,000 (Note 5).
(vii)	Transaction costs included $350,000 in Skeena common shares issued on the closing of the QuestEx Transaction and Newmont Transaction. Pursuant to the agreement with the advisor, the number of common shares issued was based upon the closing price of Skeena’s common shares on the TSX on March 29, 2022.

Immediately following the QuestEx Transaction, on June 1, 2022, Skeena sold certain QuestEx properties, including Heart Peaks, Castle, Moat, Coyote, and North ROK properties, and related assets (collectively, the “Northern Properties”), to an affiliate of Newmont Corporation (“Newmont”) via an asset purchase agreement for total consideration of $25,598,000 (the “Newmont Transaction”). Of the consideration totaling $25,598,000, the Company received $19,341,000, with the remaining $6,257,000 applied to settle the outstanding Promissory Note. After the closing of the Newmont Transaction, the fair value of the exploration and evaluation assets retained by Skeena amount to $13,120,000 (Note 10).